Fair Value of Financial Instruments - Fair Value Measurements on a recurring basis (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		$ 25,327	$ 26,750
Restricted cash		1,572	7,789
Loans receivable from affiliates		1,971	1,521
Term Loan B facility, net		(339,215)	(406,410)
Other long-term debt, net		(174,953)	(194,569)
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		25,327	26,750
Restricted cash		1,572	7,789
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Loans receivable from affiliates		1,971	1,521
Term Loan B facility, net	[1]	(339,215)	(406,410)
Other long-term debt, net	[1]	$ (174,953)	$ (194,569)

[1]	The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.